Document and Entity Information	Dec. 31, 2020
Risk/Return:
Registrant Name	EATON VANCE NEXTSHARES TRUST
Registrant CIK	0001573035
SEC Form	485BPOS
Period end date	Dec. 31, 2020
Investment Company Type	N-1A
Amendment Flag	false